Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of September 30, 2025 and 2024:

	2025	2024
Accrued payroll and other welfare	$2,149,582	$1,898,958
Other accrued expenses	854,122	254,269
Total	$3,003,704	$2,153,227